CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Balance Sheet Statements, Captions [Line Items]
Schedule of condensed balance sheets

	As of December 31,
	2023	2024
Cash and cash equivalents	41,327,948	85,939,485
Other current assets	317,263,335	314,762,264
Total current assets	358,591,283	400,701,749
Finance lease receivables—non-current	5,130,582	1,275,359
Other non-current assets	102,458,130	55,078,566
Total non-current assets	107,588,712	56,353,925
Total assets	466,179,995	457,055,674
Short-term debts	5,503,106	—
Other current liabilities	58,550,411	19,062,366
Total current liabilities	64,053,517	19,062,366
Long-term debts	100,286	—
Other non-current liabilities	7,484,224	6,546,889
Total non-current liabilities	7,584,510	6,546,889
Total liabilities	71,638,027	25,609,255

Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Schedule of condensed balance sheets

	As of December 31,
	2023	2024
ASSETS
Current assets
Cash and cash equivalents	95,970,807	84,699,267
Short-term investments, net	51,589,440	40,051,450
Short-term amounts due from subsidiaries (other than WFOE)	59,702,904	85,552,723
Other current assets	53,378	1,892,087
Total Current assets	207,316,529	212,195,527
Non-current assets
Mining machines, net		242,806,713
Investments in subsidiaries	7,083,378	(3,290,339)
Contractual interest in the VIEs and VIEs’ subsidiaries*	368,558,513	406,829,169
Total non-current assets	375,641,891	646,345,543
Total assets	582,958,420	858,541,070
LIABILITIES
Current liabilities
Short-term amounts due to VIEs and VIEs’ subsidiaries*	—	128,028,596
Other current liabilities	50,138,967	176,645,575
Total current liabilities	50,138,967	304,674,171
Other non-current liabilities	1	1
Total non-current liabilities	1	1
Total liabilities	50,138,968	304,674,172
Shareholders’ equity
Class A Ordinary shares (par value of US$0.0001 per share; 420,674,280 shares authorized as of December 31, 2023 and 2024, respectively; 229,831,213 shares issued and 144,857,131 shares outstanding as of December 31, 2023; 222,055,327 shares issued and 134,586,659 shares outstanding as of December 31, 2024)	22,983	22,206
Class B Ordinary shares (par value of US$0.0001 per share; 79,325,720 shares authorized as of December 31, 2023 and 2024, respectively; 72,978,677 shares issued and outstanding as of December 31, 2023; 72,978,677 shares issued and outstanding as of December 31, 2024)	7,298	7,298
Treasury shares	(114,425,041)	(111,567,030)
Additional paid-in capital	741,318,327	728,564,614
Accumulated other comprehensive income	(38,866,587)	(49,574,973)
Accumulated deficit	(55,237,528)	(13,585,217)
Total shareholders’ equity	532,819,452	553,866,898
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	582,958,420	858,541,070
*	It represents the primary beneficiary’s share of income or loss generated from the VIEs and their subsidiaries, which are included in the discontinued operations.

Schedule of condensed statements of comprehensive (loss) income

	For the years ended December 31,
	2022	2023	2024
Revenue	—	—	11,539,783
Cost of revenue	—	—	(11,539,783)
General and administrative expenses	(1,069,043)	(959,427)	(5,762,969)
Interest income	3,819,069	7,982,702	9,117,462
Foreign exchange (loss)/gain	(63,928)	(24,447)	100
Net investment loss	(2,294,534)	(6,489)	—
(Provision) net recovery on provision for credit loss	—	53,871	(29,503)
Share of loss from subsidiaries	(1,366,646)	(786,956)	(9,804,387)
Contractual interests in the VIEs and VIEs’ subsidiaries*	(169,323,727)	(12,462,927)	47,623,743
Other income	3,662,663	726,930	507,865
Other expense	(1,218)	—	—
Net (loss) income before income taxes	(166,637,364)	(5,476,743)	41,652,311
Income tax expense	236,061	—	—
Net (loss) income	(166,401,303)	(5,476,743)	41,652,311
Other comprehensive income, net of tax	38,000,987	(11,635,202)	(10,708,386)
Total comprehensive (loss) income, net of tax	(128,400,316)	(17,111,945)	30,943,925
*	It represents the primary beneficiary’s share of income or loss generated from the VIEs and their subsidiaries, which are included in the discontinued operations.

Schedule of consolidated statements of cash flows

	For the years ended December 31,
	2022	2023	2024
Net loss	(166,401,303)	(5,476,743)	41,652,311
Net investment loss	2,294,534	6,489	—
Provision (net recovery on provision) for credit losses	—	(53,871)	29,503
Share of loss of subsidiaries	1,366,646	786,956	9,804,387
Contractual interests in the VIEs and VIEs’ subsidiaries*	169,323,727	12,462,927	(47,623,743)
Changes in operating assets and liabilities	(2,854)	780,123	(1,545,338)
Net cash provided by operating activities	6,580,750	8,505,881	2,317,120
Net cash provided (used in) by investing activities	156,920,313	108,799,498	(130,793,637)
Net cash (used in) provided by financing activities	(285,796,179)	(33,789,477)	115,753,767
Effect of exchange rate changes on cash and cash equivalents and restricted cash	116,862	40,077	1,451,210
Net (decrease) increase in cash and cash equivalents and restricted cash	(122,178,254)	83,555,979	(11,271,540)
Cash and cash equivalents and restricted cash at beginning of the year	134,621,426	12,443,172	95,970,807
Cash and cash equivalents and restricted cash at end of the year	12,443,172	95,999,151	84,699,267
*	It represents the primary beneficiary’s share of income or loss generated from the VIEs and their subsidiaries, which are included in the discontinued operations.